Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Aug. 26, 2022
MFS Lifetime 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS Lifetime 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS Lifetime 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS Lifetime 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS Lifetime 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS Lifetime 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS Lifetime 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS Lifetime 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS Lifetime 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX
MFS Lifetime 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS Lifetime 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS Lifetime 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS Lifetime 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS Lifetime 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS Lifetime 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS Lifetime 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS Lifetime 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX
MFS Lifetime 2055 Fund | R6
Prospectus:
Trading Symbol	LFIKX
MFS Lifetime 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS Lifetime 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS Lifetime 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS Lifetime 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS Lifetime 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS Lifetime 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS Lifetime 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS Lifetime 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS Lifetime 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX
MFS Lifetime 2065 Fund | R3
Prospectus:
Trading Symbol	LFTLX
MFS Lifetime 2065 Fund | R2
Prospectus:
Trading Symbol	LFTKX
MFS Lifetime 2065 Fund | R1
Prospectus:
Trading Symbol	LFTJX
MFS Lifetime 2065 Fund | R4
Prospectus:
Trading Symbol	LFTMX
MFS Lifetime 2065 Fund | C
Prospectus:
Trading Symbol	LFTGX
MFS Lifetime 2065 Fund | A
Prospectus:
Trading Symbol	LFTFX
MFS Lifetime 2065 Fund | R6
Prospectus:
Trading Symbol	LFTNX
MFS Lifetime 2065 Fund | I
Prospectus:
Trading Symbol	LFTHX